As filed with the Securities and Exchange Commission on February 22, 1996
Securities Act File No. 811-7447
Investment Company Act File No. 33-64915


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	   X

   	Pre-Effective Amendment No.  3 	   X
	Post-Effective Amendment No.

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 	   X
	Amendment No.     3 	   X
           HARRIS INSIGHT FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Exchange Place, Boston, Massachusetts 02109
(Address of Principal Executive Offices including Zip Code)

Registrant's Telephone Number, including Area Code: (800) 982-
8782

Name and Address of Agent for Service:	Copies to:
Lisa Anne Rosen	Cameron S. Avery, Esq.
Harris Insight Funds Trust	Bell, Boyd & Lloyd
One Exchange Place	Three First National Plaza
Boston, MA  02109	Chicago, IL 60602

Approximate Date of Proposed Public Offering:
As soon as possible after this Registration Statement becomes effective.

	It is proposed that this filing will become effective:

	     		immediately upon filing pursuant to Rule
485(b)
	     		on                    pursuant to Rule 485(b)
	     		60 days after filing pursuant to Rule 485(a)
	     		on               pursuant to Rule 485(a) of
Rule 485

Page 1 of     Pages


	Registrant amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement will thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, as amended, may determine.

Part A (the Prospectuses of Harris Insight Funds Trust) of Form N-1A is incorporated by reference to Registrant's filing of Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on February 9, 1996 (Accession No.
0000927405-96-000050).     Part B (the Statement of Additional
Information) of Form N-1A is incorporated by reference to Registrant's filing of Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on February 21, 1996 (Accession No. 0000927405-96-000057.




HARRIS INSIGHT FUNDS TRUST

FORM N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495 (b)




Part A.
Item No.	Prospectus Caption

1.	Cover Page	Cover Page

2.	Synopsis	Expense Table; Financial Highlights

3.	Condensed Financial Information	Financial Highlights;
Calculation of Yield and Total Return

4.	General Description of Registrant	Cover Page;
Investment Strategies; Organization and Capital Stock

5.	Management of the Fund	Management

6.	Capital Stock and Other Securities	Cover Page; Dividends
and Distributions; Federal Income Taxes; Account Services;
Organization and Capital Stock

7.	Purchase of Securities 	Management, Determination of Net
Asset Value; Purchase of Shares; Exchange Privilege

8.	Redemption or Repurchase	Redemption of Shares;
Exchange Privilege

9.	Legal Proceedings	Not Applicable




Part B.	Statement of Additional
Item No.	Information Caption

10.	Cover Page	Cover Page

11.	Table of Contents	Table of Contents

12.	General Information and History	Management of the
Fund; Organization of the Trust

13.	Investment Objectives and Policies	Investment
Strategies; Investment Restrictions; Portfolio Transactions

14.	Management of the Fund	Management

15.	Control Persons and Principal Holders of Securities
	Management; Organization and Capital Stock (Prospectus)

16.	Investment Advisory and Other Services	Management;
Service Plans; Custodian; Independent Auditors

17.	Brokerage Allocation and other Practices	Portfolio
Transactions

18.	Capital Stock	Capital Stock

19.	Purchase, Redemption and Pricing of 	Determination
of Net Asset Value
	Securities Being Offered

20.	Tax Status	Federal Income Taxes

21.	Underwriters	Management; Service Plan

22.	Calculation of Performance	Calculation of Yield and
Total Returns

23.	Financial Statements	Not Applicable

Part C

	Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.





PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

		(a)  Financial Statements:

		The Financial Statements included in Parts A and B of this Registration
		Statement are as follows:

		Statements of Assets and Liabilities

		Report of Independent Accountants

		(b)  Exhibits:

Exhibit
Number	Description

(1)	Declaration of Trust incorporated by reference to Exhibit
No. 1 to the Registration Statement filed on December 12, 1995
(Accession No. 0000927405-95-000160).

(2)	By-Laws incorporated by reference to Exhibit No. 2 to the
Registration Statement filed on December 12, 1995 (Accession
No. 0000927406-95-000160).

(3) 	Not applicable.

(4) 	Not applicable.

(5)(a)	Form of Advisory Contract between Registrant and
Harris Trust & Savings Bank     incorporated by reference to
Exhibit 5(a) to the Registration Statement filed on February
21, 1996 (Accession No. 0000927405-96-000057).




Exhibit
Number	Description


(5)(b)	Form of Portfolio Management Contract between
Harris Trust & Savings Bank and Harris Investment Management,
Inc.     incorporated by reference to Exhibit 5(b) to the
Registration Statement filed on February 21, 1996 (Accession
No. 0000927405-96-000057).

(6)(a)	Form of Distribution Agreement between the
Registrant and Funds 	Distributor, Inc. filed herein.

(7)	Not applicable.

(8)	Form of Custodian Agreement between Registrant and PNC
Bank, N.A.     filed herein.

(9)(a)	Form of Transfer Agency Agreement between
Registrant and PFPC, 	Inc.     filed herein.

(9)(b)	Form of Administration Agreement between Registrant
and First Data Investor Services Group (f/k/a The Shareholder
Services Group, Inc.)     filed herein.

   (9)(c)	Form of Administration and Accounting Services
Agreement between Registrant and PFPC Inc. filed herein.

(10)	Opinion and Consent of First Data Investor Services
Group, Inc. incorporated by reference to Exhibit No. 10 to the Registration Statement filed on December 12, 1995 (Accession
No. 0000927405-95-00160).

(11) 	Consent of Price Waterhouse, LLP     incorporated by
reference to Exhibit 11 to the Registration Statement filed on February 21, 1996 (Accession No. 0000927405-96-000057).

(12)	Not applicable.

(13)	Form of Purchase Agreement relating to Initial Capital
incorporated by reference to Exhibit 13 to the Registration
Statement filed on December 12, 1995(Accession No. 0000927405-
95-000160).

(14) 	Not applicable.



Exhibit
Number	Description

(15)	Form of Service Plan relating to Class A Shares
incorporated by reference to exhibit 15 to the Registration
Statement filed on December 12, 1995 (Accession No. 0000927405-
95-000160).

(16) 	Not applicable.

(17)	Not applicable.

(18)	Form of Multi-Class Plan incorporated by reference to
Exhibit No. 18 to Pre-Effective Amendment No. 1 to the
Registration Statement filed on February 9, 1996 Accession
No.00000927405-96-000050).

Item 25.	Persons Controlled by or under Common Control with
Registrant.

	It is anticipated that, as of the effective date of this Registration Statement, all of the shares of the Registrant will be owned by Funds Distributor, Inc.

Item 26.	Number of Holders of Securities.

	It is anticipated that there will be one record holder of the Registrant's shares of beneficial interest, $.001 par value, on the date the Registrant's Registration Statement becomes effective.

Item 27.	Indemnification.

	Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

	Registrant and its trustees, officers and employees will be insured, under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy will expressly exclude coverage for any trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the trustee or officer.

Item 28.
	Business and Other Connections of Investment Adviser.

	(a) Harris Trust & Savings Bank ("Harris Trust"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund. Harris Trust's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

	To the knowledge of Registrant, none of the directors or executive officers of Harris Trust except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All directors of Harris Trust also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Trust.

		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years


Alan G. McNally	Director and	Chairman of the Board and
Chief
		Vice Chairman	Executive Officer of Harris Trust
&
		of the Board	Savings Bank and Harris Bankcorp,
Inc. Formerly, Vice Chairman of Personal and Commercial
Financial Services of the Bank of Montreal.

James O. Webb	Director	President, James O. Webb &
Associates, Inc.

Matthew W. Barrett	Director	Chairman of the Board and
Chief Executive Officer of the Bank of Montreal.

F. Anthony Comper	Director	President and Chief Operating
Officer of the Bank of Montreal.

Susan T. Congalton	Director	Managing Director of Lupine
Partners.  Formerly General Counsel and Chief Financial
Officer, Finance and Law of Carson Pierre Scott Company.

Roxanne J. Decyk	Director	Vice President -- Corporate
Planning, Amoco Chemical Company.  Formerly, Senior Vice
President of Commercial and Industrial Sales, Amoco Chemical
Corporation.

Wilbur H. Gantz	Director	President and Chief Executive
Officer, PathoGenesis Corporation.

James J. Glasser	Director	Chairman, President and Chief
Executive Officer of GATX Corporation.

Daryl F. Grisham	Director	President and Chief Executive
Officer of Parker House Sausage Company.



		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years


Dr. Leo M. Henikoff	Director	President and Chief
Executive Officer of Rush-Presbyterian - St. Luke's Medical
Center.

Dr. Stanley O. Ikenberry	Director	President of the
University of Illinois.

Charles H. Shaw	Director	Chairman of the Shaw Company.

Richard E. Terry	Director	Chairman and Chief Executive
Officer of Peoples Energy Corporation.

William J. Weisz	Director	Chairman of the Board of
Motorola, Inc.

Edward W. Lyman, Jr. 	Vice Chairman and 	Senior
Executive Vice President --
		Director 	Corporate and Institutional Financial
			Services, Harris Trust & Savings Bank.
Formerly, Department Executive, Corporate Banking, Harris Trust
& Savings Bank.

Maribeth S. Rahe	Vice Chairman and	Senior Executive Vice
President --
		Director	Personal & Commercial Services, Harris
Trust & Savings Bank. Formerly, Department Executive, Personal
Financial Services, Harris Trust & Savings Bank.

	(b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of Bank of Montreal, serves as the Portfolio Management Agent of the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund pursuant to Portfolio Management Agreements with Harris Trust. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

	To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.



		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years


Brian J. Steck	Director and 	Chairman of the Board of
		Chairman of the	Harris Investment Management,
		Board	Inc. Vice-Chairman of
			Investment Banking of Bank of Montreal,
President of the Bank of Montreal Investment Management
Limited.

Donald G.M. Coxe	Director, 	President and Chief Investment
Officer of
		Chairman and Chief 	Harris Investment
Management, Inc.
		Strategist 	Formerly, Chief Strategist of Nesbitt
Thomson Inc.

William O.	President, Chief 	Manager of Equities, Harris
Investment
Leszinske	Investment Officer	Management.

Edward W. Lyman, Jr.	Director	Senior Executive Vice
President --
			Corporate & Institutional Financial Services,
Harris Trust & Savings Bank. Formerly, Department Executive of
Corporate Banking, Harris Trust & Savings Bank.

Maribeth S. Rahe	Director	Senior Executive Vice President -
-Personal & Commercial Services, Harris Trust & Savings Bank.
Prior to January, 1994 Personal Financial Services Department
Executive of Harris Trust & Savings Bank.

Nancy B. Wolcott	Director	Executive Vice President --
Corporate & Institutional Trust, Harris Trust & Savings Bank.
Formerly, Senior Vice President, Harris Trust & Savings Bank.



		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years


Terry A. Jackson	Director	Executive Vice President, Bank of
Montreal Asset Management Services, President of the Trust
Company of the Bank of Montreal and President of the Bank of Montreal Investment Management. Vice President of Nesbitt
Thompson, Inc. Formerly, Executive Vice President -- Retail and Institutional Sales, Bank of Montreal.

Wayne Thomas 	Director	Senior Vice President -- Personal
Investment Management, Harris Trust & Savings Bank.

Carla Eyre	Chief Financial	Senior Partner and Chief
		Officer 	Operating, Harris Investment Management

Blanche Hurt	Secretary	Director of Harris Trust &
Savings Bank Trust and Investment Compliance Office.  Formerly,
Corporate Fiduciary Officer of Harris Trust & Savings Bank.

Item 29.	Principal Underwriter.

	(a) In addition to The Harris Insight Funds Trust, Funds Distributor, Inc. ("Funds Distributor") currently acts as distributor for BEA Investment Funds, Inc., BJB Investment Funds, Foreign Investment Fund, Inc., Fremont Mutual Funds, HT Insight Funds, Inc., The Munder Funds Trust, The Munder Funds, Inc., PanAgora Funds, Sierra Trust Funds, St. Clair Money
Market Fund, Skyline Funds and Waterhouse Investors Cash
Managers Fund.   Funds Distributor is registered with the
Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

	(b) The information required by this Item 29 (b) with respect to each director, officer, or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

	(c) Not applicable.



Item 30.	Location of Accounts and Records.

	All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: The Harris Insight Funds Trust, One Exchange Place, Boston, Massachusetts 02109; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109; or Harris Trust & Savings Bank, 111 West Monroe Street, Chicago, Illinois 60690.

Item 31.	Management Services.

	Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contracts.


Item 32.	Undertakings.

	(a) Not applicable.

	(b) The undersigned Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, regarding each of the Funds within four to six months after the effective date of the Registration Statement under the Securities Act of 1933.

	(c) The undersigned Registrant will afford to shareholders of each of the Funds the rights provided by section 16(c) of the Investment Company Act of 1940 so long as Registrant does not hold annual meetings of its shareholders.

	(d) The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective
Amendment No.    3     to the Registration Statement to be
signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of
Massachusetts on    21st      day of February, 1996.

			HARRIS INSIGHT FUNDS TRUST


			By:	/s/ Patricia L. Bickimer
				Patricia L. Bickimer, President

	Pursuant to the requirements of the Securities Act of
1933, as amended, this Pre-Effective Amendment No.    3     has
been signed below by the following persons in the capacities and on the date indicated:


Signature		Title		Date


/s/ Patricia L. Bickimer                       		President
& Chief	February 21, 1996
	Patricia L. Bickimer		Executive Officer


/s/ C. Gary Gerst                      		Trustee &
Chairman	February 21, 1996
	C. Gary Gerst			of the Board


/s/ Edgar R. Fiedler                       		Trustee
	February 21, 1996
	Edgar R. Fiedler


/s/ John W. McCarter, Jr.                      		Trustee
	February 21, 1996
	John W. McCarter, Jr.


/s/ Ernest M. Roth                      		Trustee
	February 21, 1996
	Ernest M. Roth


/s/ Richard H. Rose                      		Treasurer
(Principal	February 21, 1996
	Richard H. Rose		Financial Officer)



EXHIBIT INDEX

Exhibit Number	Description

(6)(a)	Form of Distribution Agreement between the
Registrant and Funds 	Distributor, Inc.

(8)	Form of Custodian Agreement between Registrant and PNC
Bank, 	N.A.

(9)(a)	Form of Transfer Agency Agreement between
Registrant and PFPC, 	Inc.

(9)(b)	Form of Administration Agreement between Registrant
and First Data Investor Services Group (f/k/a The Shareholder
Services Group, Inc.).

(9)(c)	Form of Administration and Accounting Services
Agreement between Registrant and PFPC Inc.










G:\SHARED\BANKGRP\HITRUST\PARTA\N1A.DOC	1


G:\SHARED\BANKGRP\HITRUST\PARTC\EXHIB296.DOC